Fair Value Measurements of Financial Instruments - Summary of Key Inputs Used in the Valuation (Details) - Convertible Note [Member]	Jun. 30, 2026	Mar. 30, 2026
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Probability of conversion upon the next equity financing	90.00%	90.00%
Expected date of the next equity financing	Aug. 31, 2026	Aug. 31, 2026
Risk-free Interest Rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement input rate	0.0385	0.0365
Credit-adjusted Discount Rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement input rate	0.1549	0.1579